Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Reconciliation of Taxes at the Federal Statutory Rate to the Company’s Effective Tax Rate

The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the year ended December 31, 2024 was as follows:

Year Ended December 31, 2024
U.S. federal statutory rate	21.0%
Increase (decrease) due to:
State income taxes, net of federal income tax benefit	5.6%
Change in fair value of Earnout, True-up and Subject Vesting liabilities	(2.2)%
Costs related to Business Combination	3.7%
Other permanent adjustments	(0.7)%
Effective tax rate	27.4%

A reconciliation of the expected income tax expense (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for the year ended December 31, 2024:

Year Ended December 31, 2024
Income tax expense computed at federal statutory tax rate	$62,359,838
Increase (decrease) due to:
State income taxes, net of federal income tax benefit	16,454,870
Change in fair value of Earnout, True-up and Subject Vesting liabilities	(6,622,560)
Costs related to Business Combination	11,021,988
Other permanent adjustments	(1,958,089)
Total income tax expense	$81,256,047

Schedule of Components of Income Tax Expense (Benefit)

The components of income tax expense are as follows:

Year Ended December 31, 2024
Federal
Current tax expense	$—
Deferred tax expense	60,427,097
Total federal	60,427,097

State and local
Current tax expense	—
Deferred tax expense	20,828,950
Total state and local	20,828,950
Total income tax expense	$81,256,047

Schedule of Rise to Deferred Tax Assets and Liabilities	The temporary differences that give rise to deferred tax assets and liabilities are as follows:
Year Ended December 31, 2024
Deferred tax assets
Net operating losses	$2,894,110
Share-based compensation and other accrued expenses	621,958
Start-up costs	778,644
Capitalized R&D expense	1,287,402
Lease liabilities	40,611
Total deferred tax asset	5,622,725

Deferred tax liabilities
Outside basis in joint venture	86,839,767
Right-of-use asset	38,709
Other	296
Total deferred tax liability	86,878,772
Net deferred tax liabilities	$81,256,047